Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Lease liabilities
Schedule of current and non current lease liabilities

	March 31,	December 31,
	2026	2025
	$'m	$'m

Non‑current	303.7	311.7
Current	62.3	60.7
Total lease liabilities	366.0	372.4

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At March 31, 2026
Lease liabilities	366.0	686.6	70.5	139.5	109.3	367.3

At December 31, 2025
Lease liabilities	372.4	698.9	69.8	140.0	111.3	377.8